Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	GOODWILL AND INTANGIBLE ASSETS
Goodwill
The majority of the goodwill recorded as of December 31, 2021 and 2020, relates to the April 1, 2015, acquisition of a controlling interest in ARX. No impairment losses have been recorded on any of the outstanding goodwill.
Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2021	2020
Intangible assets subject to amortization	$104.9	$159.0
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$117.3	$171.4
[1] Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2021			2020
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$247.1	$9.1	$256.2	$210.4	$45.8
Agency relationships	159.2	76.8	82.4	159.2	65.4	93.8
Software rights	69.1	58.3	10.8	69.1	49.7	19.4
Trade name	3.6	1.0	2.6	0	0	0
Total	$488.1	$383.2	$104.9	$484.5	$325.5	$159.0
During 2021, we recognized a $3.6 million trade name intangible asset, with an estimated two-year life, in connection with the Protective Insurance acquisition.
Amortization expense was $57.7 million, $56.9 million, and $66.3 million for the years ended December 31, 2021, 2020, and 2019, respectively.
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2021, follows:

(millions)	Amortization Expense
2022	$31.0
2023	14.3
2024	11.4
2025	11.4
2026	11.4